Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash provided by (used in):
Net income	$ 42,162	$ 22,658
Adjustments to determine net cash flows:
Provision for credit losses	609	451
Stock-based compensation	901	1,467
Income tax provision	15,483	9,890
Interest income	(229,334)	(126,817)
Interest expense	129,283	50,151
Amortization	1,783	1,938
Accretion of discount on securities	(155)	(533)
Foreign exchange rate change on assets and liabilities	10,507	9,488
Interest received	220,775	116,014
Interest paid	(93,786)	(35,958)
Income taxes paid	(15,951)	(6,275)
Loans	(850,394)	(880,477)
Deposits	840,563	790,365
Change in other assets and liabilities	22,271	14,984
Net cash flows from (used in) operating activities	94,717	(32,654)
Purchase of securities (note 27)	(27,778)	(141,031)
Purchase of property and equipment	(362)	(581)
Net cash flows from (used in) investing activities	(28,140)	(141,612)
Financing:
Issuance of common shares	280	0
Purchase and cancellation of common shares	(13,292)	(1,930)
Dividends paid	(3,600)	(3,729)
Repayment of lease obligations	(700)	(642)
Net cash flows from (used in) financing activities	(17,312)	(6,301)
Change in cash	49,265	(180,567)
Effect of exchange rate changes on cash	(5,604)	(2,375)
Cash, beginning of year	88,581	271,523
Cash, end of year	$ 132,242	$ 88,581